CAPITAL ASSETS	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
CAPITAL ASSETS	CAPITAL ASSETS
Capital assets consist of the following:

	Computer hardware	Office equipment	Leasehold improvements	Total
	$	$	$	$
Cost
Balance, December 31, 2018	17,589	17,960	80,554	116,103
Acquired	141	51	28	220
Additions	3,151	2,337	6,863	12,351
Retired	(1,678)	(6)	—	(1,684)
Balance, December 31, 2019	19,203	20,342	87,445	126,990
Acquired	2,249	3,215	1,930	7,394
Additions	6,687	1,172	4,131	11,990
Retired	(1,739)	—	—	(1,739)
Translation	(105)	(46)	(18)	(169)
Balance, December 31, 2020	26,295	24,683	93,488	144,466

Accumulated depreciation
Balance, December 31, 2018	12,101	14,323	44,694	71,118
Acquired	66	21	20	107
Depreciation	3,927	1,405	6,159	11,491
Retired	(1,674)	(6)	—	(1,680)
Balance, December 31, 2019	14,420	15,743	50,873	81,036
Acquired	1,781	2,467	1,751	5,999
Depreciation	3,756	1,644	6,895	12,295
Retired	(1,739)	—	—	(1,739)
Translation	(51)	(41)	(11)	(103)
Balance, December 31, 2020	18,167	19,813	59,508	97,488

Carrying amounts
At December 31, 2018	5,488	3,637	35,860	44,985
At December 31, 2019	4,783	4,599	36,572	45,954
At December 31, 2020	8,128	4,870	33,980	46,978